FAIR VALUE OF FINANCIAL INSTRUMENTS (Details1) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Balance	$ (10,800)	$ (27,000)	$ (27,000)	$ (59,400)
Reclassified to equity when liability ceased to exist	9,000	0
Change in fair value	1,800		16,200	32,400
Balance	$ 0		$ (10,800)	$ (27,000)